Taxation - Reconciliation of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Bermuda Statutory Income Tax Rate	$ 0.0	$ 0.0	$ 0.0
Changes in Unrecognized Tax Benefits	(1.3)	(1.3)	(0.1)
Total	$ 40.9	$ 58.2	$ 34.0
Percent
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Changes in Unrecognized Tax Benefits	(1.50%)	(0.90%)	(0.20%)
Total	47.60%	41.50%	60.60%
BERMUDA
Percent
Bermuda statutory income tax rate	0.00%
Cayman Islands
Amount
Statutory rate differences with Bermuda	$ (11.6)	$ (12.3)	$ (12.4)
Percent
Statutory rate differences with Bermuda	(13.60%)	(8.80%)	(22.00%)
Congo
Amount
Withholding taxes	$ 9.2	$ 9.7	$ 8.6
Other	$ 3.1	$ 4.5	$ 5.3
Percent
Withholding taxes	10.70%	6.90%	15.40%
Other	3.60%	3.20%	9.50%
Gabon
Amount
Statutory rate differences with Bermuda	$ 3.6	$ 10.9	$ 5.8
Other	$ 3.0	$ 1.1	$ (1.7)
Percent
Statutory rate differences with Bermuda	4.20%	7.80%	10.40%
Other	3.50%	0.80%	(3.00%)
Marshall Islands
Amount
Statutory rate differences with Bermuda	$ 18.8	$ 7.1	$ 6.3
Percent
Statutory rate differences with Bermuda	21.90%	5.10%	11.20%
Mauritius
Amount
Other	$ (2.8)	$ 0.0	$ 0.0
Credit for overseas tax	$ (6.1)	$ 0.0	$ 0.0
Percent
Other	(3.30%)	0.00%	0.00%
Credit for overseas tax	(7.10%)	0.00%	0.00%
Mexico
Amount
Withholding taxes	$ 4.8	$ 9.0	$ 14.9
Other	$ (1.1)	$ 0.1	$ 1.1
Percent
Withholding taxes	5.60%	6.40%	26.50%
Other	(1.30%)	0.10%	1.90%
Saudi Arabia
Amount
Withholding taxes	$ 0.0	$ 0.0	$ (9.0)
Other	$ 2.3	$ 5.4	$ 4.4
Percent
Withholding taxes	0.00%	0.00%	(16.10%)
Other	2.70%	3.90%	7.80%
United Kingdom
Amount
Statutory rate differences with Bermuda	$ 2.2	$ 27.3	$ 13.5
Other	0.1	(0.8)	2.9
Timing differences fully valued	0.5	(8.3)	0.0
Credit for overseas tax	(6.2)	(10.9)	(15.8)
Changes in valuation allowances	$ 0.5	$ (7.2)	$ (16.5)
Percent
Statutory rate differences with Bermuda	2.60%	19.50%	24.10%
Other	0.10%	(0.60%)	5.10%
Timing differences fully valued	0.70%	(5.90%)	0.00%
Credit for overseas tax	(7.30%)	(7.80%)	(28.20%)
Change in valuation allowance	0.60%	(5.10%)	(29.40%)
Taxes from other jurisdictions
Amount
Statutory rate differences with Bermuda	$ 21.9	$ 23.9	$ 26.7
Percent
Statutory rate differences with Bermuda	25.50%	16.90%	47.60%